UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009
Check here if Amendment [ x ];  Amendment Number: 1
This Amendment (Check only one.): [x ]is a restatement.
                     	          [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Charles E. seitz III
Address:	410 North Michigan Avenue
		Room 590
		Chicago, Illinois 60611

Form 13F File Number:  28-12349

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Susan D. Pattock
Title:		Agent for Charles E. Seitz III
Phone:		312-644-6720
Signature,    		Place  	           and Date of Signing:
David E. Mates      Chicago, Illinois		11/07/11

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.)

[ ]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other reporting manager(s).)

[x]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List Of Other Managers Reporting for this Manager:

13F File Number		Name

28-10858		John Rau

Form 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total (thousands): 276



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

        FORM 13F INFORMATION TABLE
                     TITLE OF                   VALUE    SHARES/                  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER        CLASS      CUSIP         (x1000)   PRN AMT SH/PRN  PUT/CALL DSCRETN MANAGERS SOLE    SHARED  NONE

Paychex, Inc.		COM    704326107	  276	  9000     SH              SOLE            9000
